Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013
Share based payments
Share-based compensation expense included in selling, distribution, and administrative expenses	$ 22.3	$ 22.1	$ 20.5
Share-based compensation expense included in other special project costs	1.2	0.8	0.8
Total share-based compensation expense	23.5	22.9	21.3
Related income tax benefit	$ 8.0	$ 7.7	$ 7.1